Current tax assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Current Tax Assets [Abstract]
Disclosure of detailed information about current tax assets [text block]
(€ million)	December 31, 2017	December 31, 2016
Italian subsidiaries	99	134
Subsidiaries outside Italy	92	249
	191	383